Supplemental Guarantor Information (Condensed Consolidating Balance Sheet) (Details) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and cash equivalents	$ 621,869,000	$ 466,214,000	$ 992,271,000	$ 708,462,000	$ 775,693,000	$ 350,325,000
Marketable securities	71,003,000			25,275,000
Accounts receivable, net	654,056,000	547,807,000		323,501,000
Inventories, net	303,658,000	178,805,000		84,893,000
Prepaid expenses and other current assets	34,191,000	22,841,000		17,081,000
Income taxes receivable	33,583,000	3,143,000		13,762,000
Deferred income taxes	175,274,000	140,724,000		90,433,000
Total current assets	1,893,634,000	1,359,534,000		1,280,581,000
MARKETABLE SECURITIES	21,205,000	23,509,000		211,792,000
PROPERTY, PLANT AND EQUIPMENT, NET	271,833,000	215,295,000		47,529,000
GOODWILL	2,474,669,000	715,005,000		302,534,000
OTHER INTANGIBLES, NET	2,837,928,000	1,531,760,000		609,909,000
OTHER ASSETS	143,553,000	67,286,000		36,458,000
TOTAL ASSETS	7,642,822,000	3,912,389,000		2,488,803,000
Accounts payable	273,962,000	241,114,000		176,076,000
Accrued expenses	557,061,000	469,721,000		286,606,000
Current portion of long-term debt	601,498,000	24,993,000
Acquisition-related contingent consideration	6,743,000
Total current liabilities	1,439,264,000	735,828,000		472,180,000
DEFERRED INCOME TAXES	748,215,000	217,334,000		49,180,000
ACQUISITION-RELATED CONTINGENT CONSIDERATION	2,490,000	16,050,000		58,470,000
LONG-TERM DEBT, LESS CURRENT PORTION, NET	3,428,675,000	1,045,801,000		322,534,000
OTHER LIABILITIES	91,144,000	94,047,000		89,028,000
Preferred Stock
Common Stock	1,377,000	1,363,000		1,350,000
Additional paid-in capital	916,146,000	860,882,000		817,467,000
Retained earnings	1,474,667,000	1,364,297,000		1,105,291,000
Accumulated other comprehensive loss	(1,543,000)	(1,161,000)		(1,881,000)
Treasury stock	(518,491,000)	(483,790,000)		(424,816,000)
Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	1,872,156,000	1,741,591,000		1,497,411,000
Noncontrolling interests	60,878,000	61,738,000
Total stockholders' equity	1,933,034,000	1,803,329,000		1,497,411,000	1,207,111,000	1,292,290,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	7,642,822,000	3,912,389,000		2,488,803,000
Endo Pharmaceuticals Holdings Inc. [Member]
Cash and cash equivalents	39,680,000	45,400,000	45,146,000	42,586,000
Prepaid expenses and other current assets	145,000
Income taxes receivable	15,846,000
Total current assets	55,671,000
INTERCOMPANY RECEIVABLES	708,523,000
INVESTMENT IN SUBSIDIARIES	5,828,082,000
OTHER ASSETS	87,894,000
TOTAL ASSETS	6,680,170,000
Accrued expenses	9,364,000
Current portion of long-term debt	352,106,000
Total current liabilities	361,470,000
INTERCOMPANY PAYABLES	1,015,702,000
DEFERRED INCOME TAXES	5,171,000
LONG-TERM DEBT, LESS CURRENT PORTION, NET	3,425,671,000
Common Stock	1,377,000
Additional paid-in capital	916,146,000
Retained earnings	1,474,667,000
Accumulated other comprehensive loss	(1,543,000)
Treasury stock	(518,491,000)
Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	1,872,156,000
Total stockholders' equity	1,872,156,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,680,170,000
Guarantor Subsidiaries [Member]
Cash and cash equivalents	539,861,000	404,169,000	946,969,000	665,720,000
Marketable securities	71,003,000
Accounts receivable, net	558,656,000
Inventories, net	289,340,000
Prepaid expenses and other current assets	24,237,000
Income taxes receivable	8,896,000
Deferred income taxes	165,441,000
Total current assets	1,657,434,000
INTERCOMPANY RECEIVABLES	6,914,423,000
MARKETABLE SECURITIES	21,205,000
PROPERTY, PLANT AND EQUIPMENT, NET	244,268,000
GOODWILL	2,284,345,000
OTHER INTANGIBLES, NET	2,739,465,000
INVESTMENT IN SUBSIDIARIES	117,413,000
OTHER ASSETS	51,543,000
TOTAL ASSETS	14,030,096,000
Accounts payable	267,979,000
Accrued expenses	526,653,000
Current portion of long-term debt	246,847,000
Acquisition-related contingent consideration	6,330,000
Total current liabilities	1,047,809,000
INTERCOMPANY PAYABLES	6,538,682,000
DEFERRED INCOME TAXES	739,312,000
ACQUISITION-RELATED CONTINGENT CONSIDERATION	2,490,000
OTHER LIABILITIES	80,456,000
Additional paid-in capital	4,235,100,000
Retained earnings	1,388,790,000
Accumulated other comprehensive loss	(2,543,000)
Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	5,621,347,000
Total stockholders' equity	5,621,347,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	14,030,096,000
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	42,328,000	16,645,000	156,000	156,000
Accounts receivable, net	63,479,000
Inventories, net	22,571,000
Prepaid expenses and other current assets	7,473,000
Income taxes receivable	8,841,000
Deferred income taxes	9,833,000
Total current assets	154,525,000
INTERCOMPANY RECEIVABLES	6,005,000
PROPERTY, PLANT AND EQUIPMENT, NET	27,565,000
GOODWILL	214,345,000
OTHER INTANGIBLES, NET	98,463,000
OTHER ASSETS	4,116,000
TOTAL ASSETS	505,019,000
Accounts payable	5,993,000
Accrued expenses	19,051,000
Current portion of long-term debt	2,545,000
Acquisition-related contingent consideration	413,000
Total current liabilities	28,002,000
INTERCOMPANY PAYABLES	74,567,000
DEFERRED INCOME TAXES	3,732,000
LONG-TERM DEBT, LESS CURRENT PORTION, NET	3,004,000
OTHER LIABILITIES	10,688,000
Additional paid-in capital	331,238,000
Retained earnings	(7,090,000)
Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	324,148,000
Noncontrolling interests	60,878,000
Total stockholders' equity	385,026,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	505,019,000
Eliminations [Member]
Cash and cash equivalents
Accounts receivable, net	31,921,000
Inventories, net	(8,253,000)
Prepaid expenses and other current assets	2,336,000
Total current assets	26,004,000
INTERCOMPANY RECEIVABLES	(7,628,951,000)
GOODWILL	(24,021,000)
INVESTMENT IN SUBSIDIARIES	(5,945,495,000)
TOTAL ASSETS	(13,572,463,000)
Accounts payable	(10,000)
Accrued expenses	1,993,000
Total current liabilities	1,983,000
INTERCOMPANY PAYABLES	(7,628,951,000)
Additional paid-in capital	(4,566,338,000)
Retained earnings	(1,381,700,000)
Accumulated other comprehensive loss	2,543,000
Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	(5,945,495,000)
Total stockholders' equity	(5,945,495,000)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ (13,572,463,000)